Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	BNY Mellon Opportunity Funds
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2023
Document Effective Date	Feb. 01, 2023
Prospectus Date	Feb. 01, 2023
BNY Mellon Natural Resources Fund | Class A
Prospectus:
Trading Symbol	DNLAX
BNY Mellon Natural Resources Fund | Class C
Prospectus:
Trading Symbol	DLDCX
BNY Mellon Natural Resources Fund | Class I
Prospectus:
Trading Symbol	DLDRX
BNY Mellon Natural Resources Fund | Class Y
Prospectus:
Trading Symbol	DLDYX